Derecognition of financial assets - Additional Information (Detail) - Securities lent [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Recognised assets representing continuing involvement in derecognised financial assets	$ 4,550	$ 8,486
Gain (loss) of derecognised financial assets at date of transfer	$ 365	$ 491